Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2022
Recoverable Taxes
Schedule of recoverable taxes

	2022	2021
IRPJ and CSLL prepayments	36,249	51,282
PIS and COFINS to recover	187,322	185,827
Value added tax (VAT) abroad	6,037	4,035
Other	18,674	8,223
Total	248,282	249,367

Current	195,175	176,391
Non-current	53,107	72,976